As filed with the Securities and Exchange Commission on April 13, 2009

Securities Act File No. 333-158347

______________________________________________________________________________________

SECURITIES AND EXCHANGE

COMMISSION

WASHINGTON, D.C. 20549

_______________

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 1

Post-Effective Amendment No. ☐

The Hartford Mutual Funds II, Inc.

(Exact Name of Registrant as Specified in Charter)

P.O. Box 2999, Hartford, Connecticut 01604-2999

(Address of Principal Executive Offices) (Zip Code)

1-860-843-9934

(Registrant’s Area Code and Telephone Number)

Edward P. Macdonald, Esq.

The Hartford Financial Services Group, Inc.

Life Law – Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

With copies to:

John V. O’Hanlon, Esq.

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116

_______________

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on May 1, 2009, or as soon thereafter as practicable, pursuant to a request for acceleration.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

THE HARTFORD MUTUAL FUNDS II, INC.

FORM N-14

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Explanatory Note

Part C - Other Information

Signature Page

Exhibits

EXPLANATORY NOTE

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for The Hartford Mutual Funds II, Inc. incorporates by reference: (i) Registrant’s Part A (Combined Proxy Statement and Prospectus) and Part B (Statement of Additional Information) contained in the Registrant’s Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on April 1, 2009 (SEC Accession No. 0000930413-09-001769). This Pre-Effective Amendment is being filed for the purpose of filing as exhibits: (i) the opinion and consent of counsel as to legality of the securities being registered, and (2) the consent of the independent registered public accounting firm.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Article V of the Registrant’s Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant’s initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

	1.(i)	Articles of Amendment and Restatement (incorporated by reference to Post-Effective Amendment No. 101 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2007)
	1.(ii)	Articles Supplementary dated March 14, 2007 (incorporated by reference to Post-Effective Amendment No. 103 to Registration Statement on Form N-1A (File No. 002-11387) filed on May 30, 2007)
	2.	By-Laws (incorporated by reference to Post-Effective Amendment No. 90 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 15, 2003)
	3.	Not Applicable
	4.	Form of Agreement and Plan of Reorganization is incorporated herein as Appendix A to the combined Proxy Statement/Prospectus
	5.	No Applicable
	6.(i)	Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 15, 2002)
	6.(ii)	Amendment to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2009)
6.(iii)

Investment Sub-Advisory Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 15, 2002)

	7.	Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 15, 2002)
	8.	Not Applicable
	9.	Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 102 to Registration Statement on Form N-1A (File No. 002-11387) filed on March 15, 2007)
	10.(i)	Rule 12b-1 Plan of Distribution (incorporated by reference to Post-Effective Amendment No. 101 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2007)
	10.(ii)	Rule 18f-3 Plan (incorporated by reference to Post-Effective Amendment No. 101 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2007)
	11.	Opinion and Consent of Counsel as to legality of the securities being registered (filed herewith)
	12.	Opinion and Consent of Dechert LLP as to tax matter (to be filed by post effective amendment)
13.(i)

Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company dated February 1, 2006 (incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 15, 2006)

13.(ii)

Amendment No. 1 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

13.(iii)

Amendment No. 2 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 99 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 15, 2006 )

	13.(iv)	Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 105 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2008)
13.(v)

First Amendment to Fund Accounting Agreement, January 1, 2006 (incorporated by reference to Post-Effective Amendment No. 105 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2008)

13.(vi)

Second Amendment to Fund Accounting Agreement, January 1, 2008 (incorporated by reference to Post-Effective Amendment No. 105 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2008)

	13.(vii)	Expense Limitation Agreement (incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2009)

13.(viii)	Transfer Agency Fee Waiver Agreement (incorporated by reference to Post-Effective Amendment No. 105 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2008)
14.	Consent of Independent Registered Public Accounting Firm (filed herewith)
15.	Not Applicable
16.	Power of Attorney dated February 4, 2009 (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-158347) filed on April 1, 2009)
17.	Form of Proxy Card (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-158347) filed on April 1, 2009)

Item 17.	Undertakings

1.

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.

The undersigned registrant undertakes to file a post-effective amendment to this registration statement that contains an opinion of counsel supporting the tax matters described in this registration statement.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf by the Registrant, in the City of Hartford, State of Connecticut, on the 13th day of April, 2009.

THE HARTFORD MUTUAL FUNDS II, INC.

By:	/s/ John C. Walters

John C. Walters

Its: President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Tamara Fagely	Controller & Treasurer	April 13, 2009
Tamara L. Fagely	(Chief Accounting Officer &
Chief Financial Officer)

*	Director	April 13, 2009

Lynn S. Birdsong

*	Chairman of the Board	April 13, 2009
Robert M. Gavin, Jr.	and Director

*	Director	April 13, 2009

Duane E. Hill

*	Director	April 13, 2009

Sandra S. Jaffee

*	Director	April 13, 2009

William P. Johnston

*	Director	April 13, 2009

Lemma W. Senbet

*	Director	April 13, 2009
Thomas M. Marra

*	Director	April 13, 2009

Phillip O. Peterson

*	Director	April 13, 2009

Lowndes A. Smith

/s/ Edward P. Macdonald	April 13, 2009

* By Edward P. Macdonald

Attorney-in-fact

*	Pursuant to Power of Attorney dated February 4, 2009 (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-158347) filed on April 1, 2009)

EXHIBIT INDEX

Exhibit No.

11.	Opinion and Consent of Counsel as to legality of the securities being registered
14.	Consent of Independent Registered Public Accounting Firm